Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail)		3 Months Ended		12 Months Ended
	Jan. 28, 2021 USD ($)	Mar. 31, 2021 USD ($) Segment	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) Segment shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Summary of Significant Accounting Policies Details [Line Items]
Accumulated deficit		$ (1,309,573,000)		$ (190,697,000)	$ (122,404,000)
Cash and cash equivalents		22,548,000	$ 15,144,000	$ 10,611,000	10,519,000	$ 35,992,000
Proceeds from issuance of Convertible Preferred Shares		$ 30,000,000
Number of operating segment | Segment		1		1
Number of reportable segment | Segment		1		1
Revenue		$ 0	0	$ 0	0
Contract assets		0		0	0
Contract liabilities		0		0	0
Contract costs		0	0	0
Other income			451,000	10,860,000	276,000
Gain (loss) related to measurement adjustments of mark to market derivatives		300,000		8,100,000	(500,000)
Research and development costs		12,196,000	8,311,000	27,544,000	40,067,000
Impairments on property, plant and equipment		0	$ 0	$ 0	0
Warrant agreement, number of shares obligated to issue | shares				722,586
Interest income from income earned on cash equivalents				$ 100,000	500,000
Temporary equity, adjustments to carrying value		1,011,700,000		0	0
Accrued expenses and other liabilities		6,502,000		4,390,000	649,000
Total loss on extinguishment of convertible notes		(131,908,000)
Indefinite-lived intangible trademark asset		3,200,000
Prepaid Expenses and Other Current Assets
Summary of Significant Accounting Policies Details [Line Items]
Deferred transaction costs		3,100,000
Deposits on launch-related costs		1,000,000
Series C Convertible Preferred Stock
Summary of Significant Accounting Policies Details [Line Items]
Proceeds from issuance of Convertible Preferred Shares	$ 30,000,000
Long-term Debt [Member]
Summary of Significant Accounting Policies Details [Line Items]
Derivative liability related to share settlement obligation of convertible notes		$ 0		0	4,700,000
Government Contract [Member]
Summary of Significant Accounting Policies Details [Line Items]
Other income				2,700,000	300,000
Cash Award
Summary of Significant Accounting Policies Details [Line Items]
Other income				$ 400,000	$ 0
Subsequent Event [Member] | Series C Convertible Preferred Stock
Summary of Significant Accounting Policies Details [Line Items]
Proceeds from issuance of Convertible Preferred Shares	$ 30,000,000
Minimum
Summary of Significant Accounting Policies Details [Line Items]
Contracts anticipated period		6 months		6 months
Contracts, short-term period		30 days		30 days
Maximum
Summary of Significant Accounting Policies Details [Line Items]
Contracts anticipated period		24 months		24 months
Contracts, short-term period		60 days		60 days
Revenue, performance obligations period		1 year		1 year